OTHER LONG TERM LIABILITIES (Details) (USD $)	Dec. 31, 2013 vessel	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 18,125,000	$ 21,207,000
Other items	4,000	204,000
Other long-term liabilities	18,129,000	21,411,000
Number of offshore supply vessels acquired	6
Seller's credit received	$ 37,000,000